Revenue From Contracts With Customers - Summary of significant changes in contract assets and contract liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Disclosure of Revenue from contracts with customers [Abstract]
Deferred revenue	$ 50,753	$ 47,318		$ 34,487
Revenue recognised in current period that was included in the contract liabilities balance at the beginning of the period	47,318	34,487	$ 32,065
Trade receivables from contracts with customers (Note 14(a))	16,206	15,765		15,825
Loss allowances (Note 14(a))	(5,081)	(4,953)		(4,823)
Trade receivables , net	$ 11,125	$ 10,812		$ 11,002